White Oak Select Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 99.32% Shares Fair Value
COMMUNICATIONS - 20.01%
Internet Media & Services - 20.01%
Alphabet, Inc. - Class A 95,702 $ 19,525,122
Alphabet, Inc. - Class C 162,396 33,388,618
Meta Platforms, Inc. - Class A 49,980 34,445,216
87,358,956
CONSUMER DISCRETIONARY - 17.12%
E-Commerce Discretionary - 11.76%
Amazon.com, Inc.
(a)
215,913 51,318,202
Retail - Discretionary - 5.36%
Lowe's Companies, Inc. 90,000 23,403,600
FINANCIALS - 18.76%
Asset Management - 5.95%
Charles Schwab Corp. (The) 314,100 25,982,352
Banking - 8.08%
JPMorgan Chase & Co. 131,957 35,272,106
Institutional Financial Services - 1.06%
State Street Corp. 45,300 4,603,386
Insurance - 3.67%
Chubb Ltd. 58,937 16,023,791
HEALTH CARE - 20.33%
Biotech & Pharma - 10.56%
Amgen, Inc. 82,460 23,535,733
Novartis AG - ADR 114,060 11,944,363
Pfizer, Inc. 400,700 10,626,564
46,106,660
Health Care Facilities & Services - 4.95%
Cigna Corp. 32,952 9,694,808
Labcorp Holdings, Inc. 47,770 11,932,946
21,627,754
Medical Equipment & Devices - 4.82%
Alcon, Inc.
(b)
138,000 12,570,420
Zimmer Biomet Holdings, Inc. 77,390 8,472,657
21,043,077
TECHNOLOGY - 23.10%
Semiconductors - 12.53%
KLA Corp. 26,628 19,657,855
NXP Semiconductors NV 66,513 13,871,286
QUALCOMM, Inc. 122,300 21,149,339
54,678,480
Software - 1.95%
Microsoft Corp. 20,500 8,508,730
Technology Hardware - 4.58%
Cisco Systems, Inc. 330,000 19,998,000

White Oak Select Growth Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS - 99.32% (Continued) Shares Fair Value
TECHNOLOGY - 23.10% (Continued)
Technology Services - 4.04%
Cognizant Technology Solutions Corp. - Class A 100,000 $ 8,261,000
Visa, Inc. - Class A 27,475 9,390,955
17,651,955
TOTAL COMMON STOCKS  (Cost $167,783,217) 433,577,049
SHORT-TERM INVESTMENTS - 2.36%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.62%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U . S . Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$3,081,606 and a collateral value of $2,753, 798 2,699,799 2,699,799
COLLATERAL FOR SECURITIES LOANED - 1.74%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
7,599,755 7,599,755
TOTAL SHORT-TERM INVESTMENTS (Cost $10,299,554) 10,299,554
TOTAL INVESTMENTS - 101.68% (Cost $178,082,771) 443,876,603
Liabilities in Excess of Other Assets - (1.68)% (7,323,496)
NET ASSETS - 100.00% $ 436,553,107
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,344,951.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt

Pin Oak Equity Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 98.66% Shares Fair Value
COMMUNICATIONS - 16.05%
Internet Media & Services - 16.05%
Alphabet, Inc. - Class A 27,500 $ 5,610,550
Alphabet, Inc. - Class C 41,243 8,479,561
Meta Platforms, Inc. - Class A 11,859 8,172,985
22,263,096
CONSUMER DISCRETIONARY - 12.53%
E-Commerce Discretionary - 10.90%
Amazon.com, Inc.
(a)
46,556 11,065,430
eBay, Inc. 60,216 4,063,376
15,128,806
Leisure Facilities & Services - 1.63%
Flutter Entertainment PLC
(a)
8,480 2,263,905
ENERGY - 1.30%
Oil & Gas Producers - 1.30%
Coterra Energy, Inc. 65,000 1,801,800
FINANCIALS - 17.63%
Asset Management - 5.51%
Charles Schwab Corp. (The) 92,500 7,651,600
Institutional Financial Services - 7.33%
Bank of New York Mellon Corp. (The) 100,745 8,657,018
Northern Trust Corp. 13,455 1,510,862
10,167,880
Insurance - 4.79%
Assurant, Inc. 30,900 6,649,371
HEALTH CARE - 17.08%
Biotech & Pharma - 10.03%
Amgen, Inc. 18,500 5,280,270
Gilead Sciences, Inc. 48,145 4,679,694
Regeneron Pharmaceuticals, Inc.
(a)
5,881 3,957,795
13,917,759
Health Care Facilities & Services - 7.05%
McKesson Corp. 12,484 7,424,859
Quest Diagnostics, Inc. 14,417 2,351,413
9,776,272
INDUSTRIALS - 5.42%
Electrical Equipment - 3.35%
Amphenol Corp. - Class A 65,720 4,651,662
Industrial Support Services - 1.09%
Applied Industrial Technologies, Inc. 5,815 1,512,074
Machinery - 0.98%
ESAB Corp. 10,997 1,361,869
TECHNOLOGY - 28.65%
Semiconductors - 6.60%
Cirrus Logic, Inc.
(a)
11,836 1,188,808
KLA Corp. 8,729 6,444,097

Pin Oak Equity Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS - 98.66% (Continued) Shares Fair Value
TECHNOLOGY - 28.65% (Continued)
Semiconductors - 6.60% (Continued)
Microchip Technology, Inc. 28,089 $ 1,525,233
9,158,138
Software - 7.18%
Akamai Technologies, Inc.
(a)(b)
39,507 3,946,749
Microsoft Corp. 10,953 4,546,152
Zscaler, Inc.
(a)
7,220 1,462,700
9,955,601
Technology Services - 14.87%
Amdocs Ltd. 66,587 5,872,307
Paychex, Inc. 34,649 5,116,618
Visa, Inc. - Class A 28,220 9,645,596
20,634,521
TOTAL COMMON STOCKS  (Cost $60,413,873) 136,894,354
SHORT-TERM INVESTMENTS - 4.30%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.38%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U.S. Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$2,178,232 and a collateral value of $1,946,521 1,908,352 1,908,352
COLLATERAL FOR SECURITIES LOANED - 2.92%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
4,057,766 4,057,766
TOTAL SHORT-TERM INVESTMENTS (Cost $5,966,118) 5,966,118
TOTAL INVESTMENTS - 102.96% (Cost $66,379,991) 142,860,472
Liabilities in Excess of Other Assets - (2.96)% (4,108,856)
NET ASSETS - 100.00% $ 138,751,616
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,907,189.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.

Rock Oak Core Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 98.71% Shares Fair Value
CONSUMER DISCRETIONARY - 8.13%
Leisure Facilities & Services - 2.54%
Cava Group, Inc.
(a)
2,401 $ 324,255
Leisure Products - 2.81%
Thor Industries, Inc.
(b)
3,490 358,912
Wholesale - Discretionary - 2.78%
Pool Corp. 1,030 354,577
ENERGY - 4.04%
Oil & Gas Producers - 4.04%
Murphy USA, Inc. 1,024 514,980
FINANCIALS - 13.25%
Institutional Financial Services - 4.72%
Northern Trust Corp. 2,476 278,030
Virtu Financial, Inc. - Class A 8,100 324,486
602,516
Insurance - 8.53%
Assurant, Inc. 1,830 393,797
Hartford Financial Services Group, Inc. (The) 6,225 694,399
1,088,196
HEALTH CARE - 19.32%
Biotech & Pharma - 10.37%
Exelixis, Inc.
(a)
15,176 503,084
Jazz Pharmaceuticals PLC
(a)
4,005 498,102
Viatris, Inc. 28,547 322,010
1,323,196
Health Care Facilities & Services - 8.95%
Cardinal Health, Inc. 5,250 649,215
Quest Diagnostics, Inc. 3,015 491,747
1,140,962
INDUSTRIALS - 24.50%
Aerospace & Defense - 3.36%
TransDigm Group, Inc. 317 429,009
Commercial Support Services - 3.95%
Republic Services, Inc. 2,323 503,789
Electrical Equipment - 2.65%
BWX Technologies, Inc. 3,000 338,790
Industrial Support Services - 3.95%
Applied Industrial Technologies, Inc. 1,936 503,418
Machinery - 10.59%
Curtiss-Wright Corp. 1,434 497,512
ESAB Corp. 3,618 448,053
Nordson Corp.
(b)
1,839 404,984
1,350,549

Rock Oak Core Growth Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS - 98.71% (Continued) Shares Fair Value
MATERIALS - 8.02%
Chemicals - 3.73%
CF Industries Holdings, Inc. 5,159 $ 475,712
Construction Materials - 4.29%
Carlisle Companies, Inc. 1,405 547,191
TECHNOLOGY - 21.45%
Software - 3.65%
Veeva Systems, Inc. - Class A
(a)
900 209,934
Zscaler, Inc.
(a)
1,264 256,074
466,008
Technology Hardware - 11.12%
F5, Inc.
(a)
2,820 838,273
NetApp, Inc. 4,748 579,731
1,418,004
Technology Services - 6.68%
Amdocs Ltd. 3,602 317,660
Cognizant Technology Solutions Corp. - Class A 4,000 330,440
Science Applications International Corp.
(b)
1,880 203,567
851,667
TOTAL COMMON STOCKS  (Cost $7,745,563) 12,591,731
SHORT-TERM INVESTMENTS - 8.97%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.22%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U.S. Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$177,423 and a collateral value of $158,550 155,441 155,441
COLLATERAL FOR SECURITIES LOANED - 7.75%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
988,869 988,869
TOTAL SHORT-TERM INVESTMENTS (Cost $1,144,310) 1,144,310
TOTAL INVESTMENTS - 107.68% (Cost $8,889,873) 13,736,041
Liabilities in Excess of Other Assets - (7.68)% (980,225)
NET ASSETS - 100.00% $ 12,755,816
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $957,622.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.

River Oak Discovery Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 97.81% Shares Fair Value
CONSUMER DISCRETIONARY - 6.92%
Home Construction - 2.50%
M/I Homes, Inc.
(a)
4,521 $ 568,742
Retail - Discretionary - 4.42%
Asbury Automotive Group, Inc.
(a)(b)
3,380 1,002,778
CONSUMER STAPLES - 2.64%
Household Products - 2.64%
Energizer Holdings, Inc. 17,603 598,326
FINANCIALS - 12.87%
Asset Management - 6.85%
AllianceBernstein Holding LP 21,518 862,011
Artisan Partners Asset Management, Inc. - Class A
(b)
15,502 692,785
1,554,796
Insurance - 6.02%
CNO Financial Group, Inc. 19,434 776,194
Selective Insurance Group, Inc. 7,000 588,910
1,365,104
HEALTH CARE - 10.69%
Biotech & Pharma - 4.59%
Prestige Consumer Healthcare, Inc.
(a)
13,557 1,040,771
Health Care Facilities & Services - 4.66%
Ensign Group, Inc. (The) 7,572 1,057,505
Medical Equipment & Devices - 1.44%
Inmode Ltd.
(a)(b)
19,000 326,990
INDUSTRIALS - 38.76%
Commercial Support Services - 16.65%
Barrett Business Services, Inc. 30,847 1,336,600
Kforce, Inc. 14,641 815,943
Korn Ferry
(b)
11,359 803,422
V2X, Inc.
(a)
15,768 821,986
3,777,951
Electrical Equipment - 5.11%
Advanced Energy Industries, Inc.
(b)
10,072 1,159,086
Industrial Support Services - 6.59%
Applied Industrial Technologies, Inc. 5,750 1,495,173
Machinery - 10.41%
ESAB Corp. 5,971 739,448
Kadant, Inc.
(b)
4,352 1,622,861
2,362,309
TECHNOLOGY - 25.93%
Semiconductors - 21.06%
Ambarella, Inc.
(a)
3,524 270,361
Cirrus Logic, Inc.
(a)
9,439 948,053
Cohu, Inc.
(a)
23,005 527,045
Diodes, Inc.
(a)
6,980 411,680

River Oak Discovery Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS - 97.81% (Continued) Shares Fair Value
TECHNOLOGY - 25.93% (Continued)
Semiconductors - 21.06% (Continued)
Kulicke & Soffa Industries, Inc.
(b)
22,922 $ 1,016,591
Silicon Motion Technology Corp. - ADR 12,436 679,130
Tower Semiconductor Ltd.
(a)
18,941 926,026
4,778,886
Software - 2.98%
Clear Secure, Inc.
(b)
20,198 478,087
Verint Systems, Inc.
(a)
7,788 197,659
675,746
Technology Services - 1.89%
ICF International, Inc. 3,672 428,559
TOTAL COMMON STOCKS  (Cost $14,190,419) 22,192,722
SHORT-TERM INVESTMENTS - 23.54%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 2.28%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U.S. Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$589,478 and a collateral value of $526,772 516,442 516,442
COLLATERAL FOR SECURITIES LOANED - 21.26%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
4,822,743 4,822,743
TOTAL SHORT-TERM INVESTMENTS (Cost $5,339,185) 5,339,185
TOTAL INVESTMENTS - 121.35% (Cost $19,529,604) 27,531,907
Liabilities in Excess of Other Assets - (21.35)% (4,843,646)
NET ASSETS - 100.00% $ 22,688,261
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $4,682,134.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt

Red Oak Technology Select Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 99.01% Shares Fair Value
COMMUNICATIONS - 17.32%
Internet Media & Services - 17.32%
Alphabet, Inc. - Class A 75,000 $ 15,301,500
Alphabet, Inc. - Class C 304,720 62,650,432
Meta Platforms, Inc. - Class A 60,225 41,505,866
119,457,798
CONSUMER DISCRETIONARY - 11.50%
E-Commerce Discretionary - 11.50%
Amazon.com, Inc.
(a)
263,000 62,509,840
eBay, Inc. 249,030 16,804,544
79,314,384
INDUSTRIALS - 2.24%
Aerospace & Defense - 1.01%
Lockheed Martin Corp. - Class B 14,999 6,943,787
Electrical Equipment - 1.23%
Amphenol Corp. - Class A 120,000 8,493,600
TECHNOLOGY - 67.95%
Semiconductors - 24.78%
Advanced Micro Devices, Inc.
(a)
90,000 10,435,500
Broadcom, Inc. 177,840 39,350,657
KLA Corp. 42,325 31,246,008
Microchip Technology, Inc. 95,000 5,158,500
NVIDIA Corp. 288,000 34,580,160
NXP Semiconductors NV 113,550 23,680,852
QUALCOMM, Inc. 153,200 26,492,876
170,944,553
Software - 20.42%
Akamai Technologies, Inc.
(a)(b)
101,780 10,167,822
Check Point Software Technologies Ltd.
(a)
58,700 12,797,774
Microsoft Corp. 99,403 41,258,209
Oracle Corp. 262,554 44,649,933
Synopsys, Inc.
(a)
60,970 32,038,516
140,912,254
Technology Hardware - 12.08%
Apple, Inc. 106,078 25,034,408
Cisco Systems, Inc. 576,180 34,916,508
NetApp, Inc. 191,334 23,361,881
83,312,797
Technology Services - 10.67%
Accenture PLC - Class A 50,118 19,292,924
Global Payments, Inc. 93,157 10,512,768
MasterCard, Inc. - Class A 29,642 16,464,056
Visa, Inc. - Class A 80,000 27,344,000
73,613,748
TOTAL COMMON STOCKS  (Cost $172,216,753) 682,992,921

Red Oak Technology Select Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
SHORT-TERM INVESTMENTS - 1.97%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 1.03%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U.S. Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$8,121,765 and a collateral value of $7,257,807 7,115,488 7,115,488
COLLATERAL FOR SECURITIES LOANED - 0.94%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
6,463,729 6,463,729
TOTAL SHORT-TERM INVESTMENTS (Cost $13,579,217) 13,579,217
TOTAL INVESTMENTS - 100.98% (Cost $185,795,970) 696,572,138
Liabilities in Excess of Other Assets - (0.98)% (6,742,905)
NET ASSETS - 100.00% $ 689,829,233
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,223,870.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.

Black Oak Emerging Technology Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 96.25% Shares Fair Value
CONSUMER DISCRETIONARY - 5.59%
E-Commerce Discretionary - 3.85%
MercadoLibre, Inc.
(a)
1,200 $ 2,306,628
Leisure Facilities & Services - 1.74%
Flutter Entertainment PLC
(a)
3,891 1,038,780
HEALTH CARE - 4.07%
Medical Equipment & Devices - 4.07%
Intuitive Surgical, Inc.
(a)
4,259 2,435,637
INDUSTRIALS - 11.82%
Electrical Equipment - 3.38%
Advanced Energy Industries, Inc.
(b)
17,560 2,020,805
Industrial Support Services - 5.50%
Applied Industrial Technologies, Inc. 12,660 3,291,980
Machinery - 2.94%
Nordson Corp. 8,000 1,761,760
TECHNOLOGY - 74.77%
Information Technology - 3.07%
Paylocity Holdings Corp.
(a)
8,930 1,835,294
Semiconductors - 32.89%
Advanced Micro Devices, Inc.
(a)
12,304 1,426,649
Cirrus Logic, Inc.
(a)
21,731 2,182,662
Cohu, Inc.
(a)
59,077 1,353,454
Diodes, Inc.
(a)(b)
25,770 1,519,914
KLA Corp. 3,863 2,851,821
Kulicke & Soffa Industries, Inc. 44,645 1,980,006
Lam Research Corp. 24,638 1,996,910
NVIDIA Corp. 25,160 3,020,961
QUALCOMM, Inc. 12,776 2,209,354
Silicon Motion Technology Corp. - ADR 20,940 1,143,533
19,685,264
Software - 21.09%
Clear Secure, Inc.
(b)
44,795 1,060,298
Concentrix Corp.
(b)
13,134 686,646
Crowdstrike Holdings, Inc.
(a)(b)
5,576 2,219,638
Fortinet, Inc.
(a)
25,980 2,620,862
Salesforce, Inc. 7,994 2,731,550
Veeva Systems, Inc. - Class A
(a)
6,396 1,491,931
Zscaler, Inc.
(a)
8,936 1,810,344
12,621,269
Technology Hardware - 5.53%
F5, Inc.
(a)
11,141 3,311,774
Technology Services - 12.19%
Amdocs Ltd. 20,298 1,790,081
CSG Systems International, Inc. 10,000 587,900
ICF International, Inc. 5,000 583,550

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS - 96.25% (Continued) Shares Fair Value
TECHNOLOGY - 74.77% (Continued)
Technology Services - 12.19% (Continued)
Jack Henry & Associates, Inc. 6,981 $ 1,215,322
PayPal Holdings, Inc.
(a)
15,720 1,392,477
Science Applications International Corp.
(b)
15,921 1,723,926
7,293,256
TOTAL COMMON STOCKS  (Cost $29,076,914) 57,602,447
SHORT-TERM INVESTMENTS - 18.04%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 3.78%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U.S. Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$2,583,545 and a collateral value of $2,308,719 2,263,447 2,263,447
COLLATERAL FOR SECURITIES LOANED - 14.26%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
8,535,393 8,535,393
TOTAL SHORT-TERM INVESTMENTS (Cost $10,798,840) 10,798,840
TOTAL INVESTMENTS - 114.29% (Cost $39,875,754) 68,401,287
Liabilities in Excess of Other Assets - (14.29)% (8,551,151)
NET ASSETS - 100.00% $ 59,850,136
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,357,011.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt

Live Oak Health Sciences Fund
Schedule of Investments
January 31, 2025 (Unaudited)
COMMON STOCKS - 99.89% Shares Fair Value
HEALTH CARE - 99.89%
Biotech - 25.35%
Amgen, Inc. 8,889 $ 2,537,098
Exelixis, Inc.
(a)
59,000 1,955,850
Gilead Sciences, Inc. 13,718 1,333,390
Incyte Corp.
(a)
15,890 1,178,402
Regeneron Pharmaceuticals, Inc.
(a)
3,190 2,146,806
United Therapeutics Corp.
(a)
5,965 2,094,729
Vertex Pharmaceuticals, Inc.
(a)
3,925 1,812,094
13,058,369
Health Care Facilities - 2.67%
Ensign Group, Inc. (The) 9,852 1,375,930
Health Care Services - 3.16%
Labcorp Holdings, Inc. 6,529 1,630,944
Health Care Supply Chain - 19.47%
Cardinal Health, Inc. 18,150 2,244,429
Cencora, Inc. 11,188 2,844,101
Cigna Corp. 6,199 1,823,808
McKesson Corp. 5,248 3,121,248
10,033,586
Large Pharmaceuticals - 9.44%
Johnson & Johnson 8,463 1,287,646
Merck & Co., Inc. 13,962 1,379,725
Novartis AG - ADR 17,194 1,800,556
Novo Nordisk A/S - ADR
(b)
4,711 397,844
4,865,771
Life Science & Diagnostics - 12.68%
Bio-Rad Laboratories, Inc. - Class A
(a)
3,355 1,210,752
Danaher Corp. 6,364 1,417,517
Revvity, Inc.
(b)
14,979 1,889,301
Thermo Fisher Scientific, Inc. 3,369 2,013,820
6,531,390
Managed Care - 12.63%
Centene Corp.
(a)
23,653 1,514,502
Elevance Health, Inc. 3,925 1,553,123
Molina Healthcare, Inc.
(a)
5,191 1,611,338
UnitedHealth Group, Inc. 3,369 1,827,649
6,506,612
Medical Devices - 5.37%
Inmode Ltd.
(a)
15,000 258,150
Medtronic PLC 12,661 1,149,872
Stryker Corp. 3,479 1,361,298
2,769,320
Medical Equipment - 5.54%
Intuitive Surgical, Inc.
(a)
4,996 2,857,113

Live Oak Health Sciences Fund
Schedule of Investments (continued)
January 31, 2025 (Unaudited)
COMMON STOCKS - 99.89% (Continued) Shares Fair Value
HEALTH CARE - 99.89% (Continued)
Specialty & Generic Pharmaceuticals - 3.58%
Jazz Pharmaceuticals PLC
(a)
14,849 $ 1,846,770
TOTAL COMMON STOCKS  (Cost $30,331,297) 51,475,805
SHORT-TERM INVESTMENTS - 4.74%
Shares or
Principal ($) Fair Value
REPURCHASE AGREEMENTS - 0.23%
Tri-Party Repurchase Agreement with South Street Securities LLC and Bank of New York Mellon, 4.00%, dated 1/31/2025 and
maturing 2/3/2025, collateralized by U.S. Treasury Securities with rates ranging from 0.75% to 3.38% and maturity dates
ranging from 1/31/2028 to 11/15/2048 with a par value of
$137,750 and a collateral value of $123,097 120,683 120,683
COLLATERAL FOR SECURITIES LOANED - 4.51%
Mount Vernon Liquid Assets Portfolio, LLC, 4.44%
(c)
2,322,840 2,322,840
TOTAL SHORT-TERM INVESTMENTS (Cost $2,443,523) 2,443,523
TOTAL INVESTMENTS - 104.63% (Cost $32,774,820) 53,919,328
Liabilities in Excess of Other Assets - (4.63)% (2,385,106)
NET ASSETS - 100.00% $ 51,534,222
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,259,950.
(c) Rate disclosed is the seven day effective yield as of January 31, 2025.
ADR - American Depositary Receipt